PROPERTY, PLANT AND EQUIPMENT (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		$ 4,178,568	$ 4,958,831
Book Value		$ 5,463,428	6,606,656
Wilmington [Member] | Airbus A321 / A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 637,934	596,224
Book Value		721,602	722,979
Trust Company [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		593,655	811,723
Book Value		888,948	1,164,364
Trust Company [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		720,267	739,031
Book Value		$ 842,127	899,445
Banco Santander S.A. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt			50,671
Book Value			91,889
Banco Santander S.A. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		199,165	462,950
Book Value		291,649	709,788
Banco Santander S.A. [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		29,296	32,853
Book Value		$ 40,584	44,227
JP Morgan [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 169,674	192,671
Book Value		$ 216,000	236,400
Bank of Utah [Member] | Airbus A320/A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 614,632	670,826
Book Value		$ 666,665	709,280
Citibank N.A. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 94,882	111,243
Book Value		141,817	166,370
Citibank N.A. [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		36,026	42,867
Book Value		$ 72,741	70,166
Airbus Financial Services [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 22,927	30,199
Book Value		$ 26,973	33,823
PK AirFinance US, Inc. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 46,500	54,786
Book Value		$ 56,539	46,341
Banco BBVA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed	[1]	Land and buildings
Existing Debt		$ 55,801	50,381
Book Value		$ 66,876	69,498
BNP PARIBAS [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 84,767	134,346
Book Value		136,407	228,384
BNP PARIBAS [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		110,267	128,173
Book Value		$ 175,650	181,838
CREDIT AGRICOLE [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 20,874	26,014
Book Value		38,826	37,389
CREDIT AGRICOLE [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		46,895	71,794
Book Value		98,098	144,157
CREDIT AGRICOLE [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		30,322	40,609
Book Value		$ 85,463	93,110
WELLS FARGO [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 224,786	252,428
Book Value		$ 306,660	333,419
NATIXIS [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 34,592	45,748
Book Value		72,388	66,738
NATIXIS [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		378,418	377,104
Book Value		$ 481,397	514,625
KFWIP EX-BANK [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets committed		Aircraft and engines
Existing Debt		$ 5,592	7,494
Book Value		5,505	6,360
KFWIP EX-BANK [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt		21,296	28,696
Book Value		$ 30,513	$ 36,066

[1]	Corresponds to a debt classified in item loans to exporters (see Note 19).